Exhibit 99.1

Porsche Innovative Lease Owner Trust 2026-1 (PILOT 2026-1)

Monthly Servicer's Certificate

Collection Period Ended	6/30/2026

DATES

Collection Period No.	1
	Begin	End	# days
Collection Period	5/1/2026	6/30/2026	61
Determination Date	7/16/2026
Record Date	7/17/2026
Payment Date	7/20/2026
Monthly Interest Period - Actual/360	6/12/2026	7/20/2026	38
Monthly Interest - 30/360	6/12/2026	7/20/2026	38

SUMMARY

	Initial	Beginning	Principal	Ending		Ending Balance
	Balance	Balance	Payment	Balance	Note Factor	per $1000 Initial Face Amount
Class A-1 Notes	144,000,000.00	144,000,000.00	60,198,548.16	83,801,451.84	0.5819545	581.9545267
Class A-2a Notes	278,500,000.00	278,500,000.00	-	278,500,000.00	1.0000000	1000.00000000
Class A-2b Notes	75,000,000.00	75,000,000.00	-	75,000,000.00	1.0000000	1000.00000000
Class A-3 Notes	353,500,000.00	353,500,000.00	-	353,500,000.00	1.0000000	1000.00000000
Class A-4 Notes	60,000,000.00	60,000,000.00	-	60,000,000.00	1.0000000	1000.00000000
Total Note Balance	911,000,000.00	911,000,000.00	60,198,548.16	850,801,451.84
Overcollateralization	136,127,002.03	136,127,002.03		146,597,780.28
Total Securitization Value	1,047,127,002.03	1,047,127,002.03		997,399,232.12
Present Value of Lease Payment				479,295,059.64
Present Value of Residual Value				518,104,172.48

	Amount	Percentage
Initial Overcollateralization Amount	136,127,002.03	13.00%
Target Overcollateralization Amount	146,597,780.28	14.00%
Current Overcollateralization Amount	146,597,780.28	14.00%

			Interest	Principal Payment	Interest & Principal
	Interest Rate	Interest	per $1000 Initial Face Amount	per $1000 Initial Face Amount	Payment
Class A-1 Notes	3.839%	583,528.00	4.0522778	418.0454733	60,782,076.16
Class A-2a Notes	4.100%	1,205,286.11	4.3277778	-	1,205,286.11
Class A-2b Notes	3.943%	312,181.88	4.1624251	-	312,181.88
Class A-3 Notes	4.410%	1,645,542.50	4.6550000	-	1,645,542.50
Class A-4 Notes	4.460%	282,466.67	4.7077778	-	282,466.67
Total		4,029,005.16			64,227,553.32

AVAILABLE FUNDS
Lease Payments Received	46,052,790.46
Net Sales Proceeds-early terminations (incl. Defaulted Leases)	29,405,866.58
Net Sales Proceeds-scheduled terminations	-
Thereof excess wear and tear received	4,528.50
Thereof excess mileage charges received	5,053.20
Subtotal	75,468,238.74
Reallocation Amount	-
Advances made by the Servicer	-
Investment Earnings	123,880.76
Total Available Funds	75,592,119.50
Reserve Account Draw	-
Available for Distribution	75,592,119.50

DISTRIBUTIONS

(1) Reimbursement of Previous Advances	-
(2) Total Servicing Fee and Investment Earnings	1,898,179.29				(from Indenture Trustee to Servicer)
(3) Total Trustees and Asset Representations Reviewer (ARR) Fees	866.67				(from Indenture Trustee to Trustees and ARR)
(4) Interest Distributable Amount Class A Notes	4,029,005.16				(from Indenture Trustee to Noteholders)
Targeted Note Balance		850,801,451.84
(5) Principal Distribution Amount	60,198,548.16				(from Indenture Trustee to Noteholders)
(6) To Reserve Fund to reach the Reserve Fund Required Amount	-				(from Indenture Trustee to Reserve Account)
(7) Total Trustees and Asset Representations Reviewer Fees [not previously paid under (3)]	-				(from Indenture Trustee to Trustees and ARR)
(8) Excess Collections to Certificateholders	9,465,520.22				(from Indenture Trustee to Servicer)
Total Distribution	75,592,119.50

DISTRIBUTION DETAIL

	Prior Period Shortfall	Amount Due	Amount Paid	Shortfall
Total Servicing	-	1,774,298.53	1,774,298.53	-	(from Indenture Trustee to Servicer)
Investment Earnings	-	123,880.76	123,880.76	-	(from Indenture Trustee to Servicer)
Trustee Fee - Indenture	-	416.67	416.67	-	(from Indenture Trustee to Trustees)
Trustee Fee - Owner	-	450.00	450.00	-	(from Indenture Trustee to Trustees)
Trustee Fee - Origination	-	-	-	-	(from Indenture Trustee to Trustees)
Asset Representations Reviewer Fee	-	-	-	-	(from Indenture Trustee to ARR)

Monthly Interest Distributable Amount
thereof on Class A-1 Notes	-	583,528.00	583,528.00	-	(from Indenture Trustee to Noteholders)
thereof on Class A-2a Notes	-	1,205,286.11	1,205,286.11	-	(from Indenture Trustee to Noteholders)
thereof on Class A-2b Notes	-	312,181.88	312,181.88	-	(from Indenture Trustee to Noteholders)
thereof on Class A-3 Notes	-	1,645,542.50	1,645,542.50	-	(from Indenture Trustee to Noteholders)
thereof on Class A-4 Notes	-	282,466.67	282,466.67	-	(from Indenture Trustee to Noteholders)

Interest Carryover Shortfall Amount
thereof on Class A-1 Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
thereof on Class A-2a Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
thereof on Class A-2b Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
thereof on Class A-3 Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
thereof on Class A-4 Notes	-	-	-	-	(from Indenture Trustee to Noteholders)
Interest Distributable Amount Class A Notes	-	4,029,005.16	4,029,005.16	0.00

Principal Distribution Amount	-	60,198,548.16	60,198,548.16	-	(from Indenture Trustee to Noteholders)

RESERVE FUND AND INVESTMENT EARNINGS

Reserve Fund

Reserve Fund Required Amount	2,617,817.51

Reserve Fund Amount - Beginning Balance	2,617,817.51
plus top up Reserve Fund up to the Required Amount	-
plus Net Investment Earnings for the Collection Period	4,627.72
minus Net Investment Earnings	4,627.72
minus Reserve Fund Draw Amount	-
Reserve Fund Amount - Ending Balance	2,617,817.51

Reserve Fund Deficiency	-

Investment Earnings

Net Investment Earnings on the Reserve Fund	4,627.72
Net Investment Earnings on the Collection Account	119,253.04
Investment Earnings for the Collection Period	123,880.76

NOTICE TO INVESTORS

POOL STATISTICS

Pool Data		Number of
	Amount	Receivables
Cutoff Date Securitization Value	1,047,127,002.03	12,617

Securitization Value beginning of Collection Period	1,047,127,002.03	12,617
Payments	25,427,562.43	12,189
Terminations- Early	24,300,207.48	214
Terminations- Scheduled	-	-
Repurchase Amounts	-	-
Gross Losses	-	-
Securitization Value end of Collection Period	997,399,232.12	12,403

Pool Factor	95.25%

	As of Cutoff Date	Previous	Current
Weighted Average Securitization Rate	10.55%	10.55%	10.54%
Weighted Average Remaining Term (months)	27.56	27.56	25.50
Weighted Average Seasoning (months)	10.02	10.02	12.02
Aggregate Base Residual Value	658,311,455.14	658,311,455.14	643,572,995.24

Monthly Turn-in Ratio			4.21%
Cumulative Turn-in Ratio			4.21%

Delinquency Profile
	Amount	Number of Contracts	Percentage
Current	996,506,960.81	12,394	99.91%
31-60 Days Delinquent	771,645.65	8	0.08%
61-90 Days Delinquent	120,625.66	1	0.01%
91-120 Days Delinquent	-	-	0.00%
Total	997,399,232.12	12,403	100.00%

Total 30+ Days Delinquent	892,271.31	9	0.09%
Total 60+ Days Delinquent	120,625.66	1	0.01%
Delinquency Trigger (60+ Days)			4.50%
Delinquency Trigger Occcured			No

Credit Loss
	Current
Securitization Value of Credit-Loss Contracts BOP	-
Less Liquidation Proceeds	-
Less Recoveries	-
Current Net Credit Loss/(Gain)	-
Cumulative Net Credit Loss/(Gain)	-
Cumulative Net Credit Loss/(Gain) as % of Cutoff Date Securitization Value	0.00%

Residual Loss
	Current
Number of vehicles turned-in	9
Securitization Value of turned-in vehicles	493,676.60
Less sales proceeds and other payments received during period	672,338.27
Current Residual Loss/(Gain)	(178,661.67)
Current Residual Loss/(Gain) %	-36.19%
Cumulative Residual Loss/(Gain)	(178,661.67)
Cumulative Residual Loss/(Gain) as % of Cut-off Date Securitization Value	-0.02%

ABS Prepayment Speed	0.96%

Summary of Material Modifications, Extensions or Waivers
None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria
None in the current month

Number of Reallocated Units	-
Aggregate Securitization Value of Reallocated Units	-

Reallocated Units Related to Postmaturity Term Extension
None in the current month

Number of Reallocated Units	-
Aggregate Securitization Value of Reallocated Units	-

Summary of Material Breaches by the Issuer of Covenants
None in the current month

Credit Risk Retention

The fair values of the Notes and the Certificates as of the Closing Date are summarized below. The totals in the table may not sum due to rounding:

Class of Notes	Fair Value (in dollars)	Fair Value (as a percentage of total)
Class A-1 Notes	144,000,000	13.06%
Class A-2a Notes	278,500,000	25.27%
Class A-2b Notes	75,000,000	6.80%
Class A-3 Notes	353,500,000	32.07%
Class A-4 Notes	60,000,000	5.44%
Certificate	191,212,510	17.35%
Total	1,102,212,510	100.00%

The Sponsor is required to retain an economic interest in the credit risk of the securitized assets with a fair value of at least 5% of the aggregate fair value of the Notes and the Certificates as of the Closing Date, or $55,110,625.50, in accordance with the terms of Regulation RR. As of the Closing Date, the fair value of the Certificates being retained in satisfaction of such requirement represents approximately 17.35% of the aggregate fair value of the Notes and the Certificates.